Intangible assets and goodwill	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill
Intangible assets and goodwill
Intangible assets consist of the following:

2013
	Cost	Accumulated amortization	Net book value
Power sales contracts	$61,430	$28,987	$32,443
Customer relationships	28,512	6,539	21,973
	$89,942	$35,526	$54,416

2012
	Cost	Accumulated amortization	Net book value
Power sales contracts	$60,435	$24,881	$35,554
Customer relationships	26,674	5,447	21,227
	$87,109	$30,328	$56,781

Estimated amortization expense for intangibles for the next three years is $4,560 each year, $2,810 in year four and $2,470 in year five.
Changes in goodwill per operating segment are as follows:

	Liberty Utilities
	Central	West	East	Total
Balance, January 1, 2012	$192	$9,517	$—	$9,709
Business acquisitions	25,257	—	26,527	51,784
Foreign exchange	(357)	(251)	574	(34)
Balance, December 31, 2012	$25,092	$9,266	$27,101	$61,459
Business acquisitions	5,034	—	12,226	17,260
Adjustments	(209)	—	957	748
Foreign exchange	2,056	640	2,484	5,180
Balance, December 31, 2013	$31,973	$9,906	$42,768	$84,647